Leases (Details) - Schedule of lease liabilities in the statement of financial position - Lease liabilities [member] - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2019
Leases (Details) - Schedule of lease liabilities in the statement of financial position [Line Items]
Current	$ 265	$ 279
Non-current	290	541
Total lease liabilities	$ 555	$ 820